Notes to the Statements of Comprehensive Loss (Details) - Schedule of Selling and Marketing Expenses - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Marketing Expenses [Abstract]
Investors relationship		₪ 2,108
Salary and related expenses		1,639	1,062	437
Share-based payment to service provider	[1]			1,456
Miscellaneous		339	529	538
Less government grants	[2]	(299)
Total		₪ 3,787	₪ 1,591	₪ 2,431

[1]	On August 8, 2019, the Company signed a service agreement with a certain service provider (the “Service Provider”), under which the service provider was required to render advertising services over a period of time and at a monetary value of a defined volume and regarding various issues over a period of 15 months, commencing from October 1, 2019 through December 31, 2020 (the “Service Agreement”, the “Service Provider Services” and the “Service Period”, respectively). In return for the Service Provider Services, the Company undertook, inter alia, to allot to the Service Provider at the earlier of the end of the utilization by the Company of the Service Provider Services or at the end of the Service Period shares of the Company which will constitute 6.5% of the issued and outstanding shares of the Company, on a fully diluted basis as was outstanding on April 1, 2019. The estimated fair value of the Service Provider Services amounted to NIS 3,500. The Company recognized share-based payment expenses regarding an equity interest settled transaction upon the actual receipt of the Service Provider Services. Accordingly, advertising expenses were recorded proportionately based on usage of the advertising budget as agreed between the parties.
[2]	See Note 11B above.